Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jul. 02, 2023	Jul. 03, 2022
Cash flows from operating activities
Net income	$ 760	$ 1,132
Adjustments to reconcile net income to cash flows from operating activities
Depreciation and amortization	300	326
Stock-based compensation	73	76
Deferred income taxes	155	62
Other Noncash Income (Expense)	12	0
Net changes in assets and liabilities
Trade receivables	(55)	(144)
Inventories	143	(366)
Other current and non-current assets	(495)	68
Accounts payable	329	(42)
Accrued liabilities (Note 17)	776	(63)
Employee related obligations	4	11
Accrued taxes on income (Note 11)	(207)	63
Other liabilities	(251)	22
Net cash flows from operating activities	1,544	1,145
Cash flows used in investing activities
Purchases of property, plant, and equipment	(132)	(113)
Transfer of funds to J&J pursuant to the Facility Agreement	(8,941)	0
Proceeds from J&J upon repayment of the Facility Agreement	8,941	0
Net (purchases) proceeds of assets/businesses	14	2
Other investing	0	(4)
Net cash used in investing activities	(118)	(115)
Cash flows used in financing activities
Proceeds from loans and notes payable	(14)	7
Proceeds from Commercial Paper Program, net of issuance cost	742	0
Proceeds from issuance of Senior Notes, net of issuance cost	7,686	0
Proceeds from Kenvue IPO, net	4,241	0
Distribution to J&J in connection with the Separation	(13,788)	0
Net transfer (to) from the Parent	(274)	(892)
Other financing	(11)	0
Net cash used in financing activities	(1,418)	(885)
Effect of exchange rate changes on cash and cash equivalents	(8)	(47)
Cash and cash equivalents, beginning of year	1,231	740
Net increase (decrease) in cash and cash equivalents	0	98
Cash and cash equivalents, end of year	$ 1,231	$ 838